PROGRAMMING AND OTHER INVENTORY - Schedule of Programming and Other Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Licensed program rights, including prepaid sports rights	$ 2,877	$ 3,168
Home entertainment, individual monetization	5	26
Game development, individual monetization	7	0
Total programming and other inventory	16,489	15,353
Less current portion	1,461	1,429
Total noncurrent programming and other inventory	15,028	13,924
Produced television and film programming
Inventory [Line Items]
Released, film group monetization	9,107	6,847
In process and other, film group monetization	1,935	2,292
Released, individual monetization	1,005	1,823
Completed, not yet released, individual monetization	27	42
In process and other, individual monetization	$ 1,526	$ 1,155